UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-612-671-1947

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report September 30, 2012

Columbia Short Term Bond Fund

Columbia Short Term Bond Fund

President’s Message

Dear Shareholders,

On the heels of solid gains for stocks during the first quarter, U.S. stock market averages fell in the second quarter as uncertainty mounted regarding the fate of the eurozone and other real concerns. On the last day of the quarter, an announcement that European leaders had agreed to relieve short-term funding pressure on Italy and Spain and to back a plan heading toward a banking union raised hopes that a longer term solution was achievable. The announcement lifted stocks around the world. However, it was a losing quarter for most stock markets as economic data disappointed in the United States and growth in Europe and emerging markets slowed. China, which has been a key driver of worldwide growth over the past decade, has experienced a significant slowdown, and its declining demand for raw materials has had a chilling effect on world commodity markets.

Against a backdrop of rising uncertainty and a declining stock market, bond investors turned cautious. U.S. Treasuries were the quarter’s strongest performers. Total returns on long-dated Treasuries surged late last year, sank from mid-December to mid-March then soared through the end of the quarter. By contrast, European sovereign bonds lost value as interest rates rose and concerns about the eurozone’s fiscal health mounted.

Despite these continued challenges, we see pockets of strength — and as a result, attractive opportunities — both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

>	detailed up-to-date fund performance and portfolio information

>	economic analysis and market commentary

>	quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Short Term Bond Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Short Term Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Short Term Bond Fund (the Fund) Class A shares returned 1.31% excluding sales charges for the six-month period ended September 30, 2012.

>	The Fund outperformed its benchmark, the Barclays 1-3 Year Government/Credit Index, which returned 0.74% for the same six-month period.

Average Annual Total Returns (%) (for period ended September 30, 2012)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	10/02/92
Excluding sales charges		1.31	2.67	3.39	3.05
Including sales charges		0.31	1.64	3.18	2.95
Class B	06/07/93
Excluding sales charges		0.83	1.78	2.62	2.28
Including sales charges		-2.17	-1.22	2.62	2.28
Class C	10/02/92
Excluding sales charges		1.16	2.33	3.07	2.59
Including sales charges		0.16	1.33	3.07	2.59
Class I*	09/27/10	1.48	2.92	3.67	3.31
Class R*	09/27/10	1.09	2.30	3.09	2.73
Class R4* (renamed Class K on 10/25/12)	03/07/11	1.34	2.70	3.46	3.11
Class W*	09/27/10	1.21	2.55	3.37	3.01
Class Y*	07/15/09	1.48	3.02	3.68	3.31
Class Z	09/30/92	1.34	2.85	3.65	3.30
Barclays 1-3 Year Government/Credit Index		0.74	1.36	3.29	3.24

Returns for Class A are shown with and without the maximum initial sales charge of 1.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays 1-3 Year Government/Credit Index consists of Treasury or government agency securities and investment grade corporate debt securities with maturities of one to three years.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2012

Columbia Short Term Bond Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at September 30, 2012)
Asset-Backed Securities — Agency	0.0	(a)
Asset-Backed Securities — Non-Agency	15.0
Commercial Mortgage-Backed Securities — Agency	8.9
Commercial Mortgage-Backed Securities — Non-Agency	8.0
Corporate Bonds & Notes	27.8
Consumer Discretionary	0.7
Consumer Staples	2.2
Energy	2.0
Financials	12.3
Health Care	1.3
Industrials	1.3
Information Technology	0.0
Materials	0.7
Telecommunication Services	4.1
Utilities	3.2
Foreign Government Obligations	1.1
Inflation-Indexed Bonds	1.0
Money Market Funds	4.0
Municipal Bonds	0.5
Residential Mortgage-Backed Securities — Agency	11.0
Residential Mortgage-Backed Securities — Non-Agency	2.2
U.S. Government & Agency Obligations	3.1
U.S. Treasury Obligations	17.4
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to less than 0.1%.

Quality Breakdown (%) (at September 30, 2012)
AAA rating	62.2
AA rating	6.0
A rating	14.8
BBB rating	16.6
Non-investment grade	0.0	(a)
Not rated	0.4

Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the average of the ratings from Moody’s, S&P, and Fitch. When a rating from only two agencies is available, the average of the two is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by any of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

(a)	Rounds to less than 0.01%.

Portfolio Management

Leonard Aplet, CFA

Gregory Liechty

Ronald Stahl, CFA

Semiannual Report 2012	3

Columbia Short Term Bond Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

April 1, 2012 – September 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,013.10	1,021.14	3.81	3.83	0.76
Class B	1,000.00	1,000.00	1,008.30	1,017.45	7.51	7.54	1.50
Class C	1,000.00	1,000.00	1,011.60	1,019.60	5.37	5.39	1.07
Class I	1,000.00	1,000.00	1,014.80	1,022.74	2.21	2.22	0.44
Class R	1,000.00	1,000.00	1,010.90	1,019.90	5.06	5.09	1.01
Class R4	1,000.00	1,000.00	1,013.40	1,021.34	3.61	3.63	0.72
Class W	1,000.00	1,000.00	1,012.10	1,020.89	4.06	4.08	0.81
Class Y	1,000.00	1,000.00	1,014.80	1,022.74	2.21	2.22	0.44
Class Z	1,000.00	1,000.00	1,013.40	1,022.39	2.56	2.57	0.51

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2012

Columbia Short Term Bond Fund

Portfolio of Investments

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 28.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
L-3 Communications Corp.
11/15/16	3.950%	7,465,000	8,110,730

Banking 8.0%
Abbey National Treasury Services PLC Bank Guaranteed(a)
04/25/14	2.028%	12,000,000	11,876,624

BB&T Corp. Senior Unsecured(a)
04/28/14	1.147%	10,237,000	10,300,265

BNP Paribas SA Bank Guaranteed(a)
01/10/14	1.358%	5,690,000	5,668,364

Bank of Montreal Senior Unsecured(a)
09/11/15	0.878%	9,430,000	9,449,878

Bank of New York Mellon Corp. (The) Senior Unsecured(a)
07/28/14	0.717%	11,000,000	11,036,093

Capital One Financial Corp. Senior Unsecured(a)
07/15/14	1.605%	11,085,000	11,162,639

Citigroup, Inc. Senior Unsecured
06/15/16	3.953%	17,100,000	18,296,316

Goldman Sachs Group, Inc. (The) Senior Unsecured(a)
03/22/16	0.823%	12,175,000	11,701,539

HSBC USA, Inc. Senior Unsecured
02/13/15	2.375%	11,500,000	11,838,560

ING Bank NV Senior Unsecured(a)(b)
09/25/15	2.009%	10,600,000	10,627,783

JPMorgan Chase & Co. Senior Unsecured
07/05/16	3.150%	14,185,000	15,003,319

KeyCorp Senior Unsecured
08/13/15	3.750%	8,000,000	8,631,966

Lloyds TSB Bank PLC Bank Guaranteed
01/21/16	4.875%	10,000,000	10,933,700

Merrill Lynch & Co., Inc. Senior Unsecured
01/15/15	5.000%	13,700,000	14,714,992

Morgan Stanley Senior Unsecured(a)
01/09/14	0.760%	11,130,000	10,980,969

Toronto-Dominion Bank (The) Senior Unsecured(a)
07/14/14	0.755%	9,765,000	9,812,038

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Bank Subordinated Notes(a)
04/29/20	3.778%	14,000,000	14,871,108

Wells Fargo & Co. Senior Unsecured(a)
10/28/15	0.647%	15,832,000	15,649,568

Total			212,555,721

Chemicals 0.3%
Eastman Chemical Co. Senior Unsecured
06/01/17	2.400%	7,570,000	7,906,176

Construction Machinery 0.5%
Caterpillar Financial Services Corp. Senior Unsecured
05/29/15	1.100%	5,365,000	5,430,153

John Deere Capital Corp. Senior Unsecured(a)
03/03/14	0.638%	7,483,000	7,504,558

Total			12,934,711

Diversified Manufacturing 0.3%
United Technologies Corp. Senior Unsecured(a)
06/01/15	0.918%	7,875,000	7,970,138

Electric 1.4%
DTE Energy Co. Senior Unsecured(a)
06/03/13	1.118%	7,095,000	7,118,868

Jersey Central Power & Light Co. Senior Unsecured
05/01/16	5.625%	2,000,000	2,311,898

National Rural Utilities Cooperative Finance Corp.
07/01/13	5.500%	9,525,000	9,887,055

Nevada Power Co.
03/15/16	5.950%	1,175,000	1,358,655

Ohio Power Co. Senior Unsecured
09/01/13	5.750%	5,870,000	6,148,050

Progress Energy, Inc. Senior Unsecured
03/15/14	6.050%	2,715,000	2,914,322

TransAlta Corp. Senior Unsecured
01/15/15	4.750%	6,795,000	7,177,866

Total			36,916,714

Food and Beverage 2.0%
Anheuser-Busch InBev Worldwide, Inc.(a)
07/14/14	0.815%	11,375,000	11,441,191

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	5

Columbia Short Term Bond Fund

Portfolio of Investments (continued)

September 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bacardi Ltd.(b)
04/01/14	7.450%	6,200,000	6,797,569

ConAgra Foods, Inc. Senior Unsecured
09/10/15	1.350%	5,940,000	5,981,408

General Mills, Inc. Senior Unsecured(a)
05/16/14	0.787%	10,465,000	10,500,675

Kraft Foods Group, Inc.(b)
06/04/15	1.625%	8,200,000	8,324,189

SABMiller PLC(b) Senior Unsecured
08/15/13	5.500%	4,685,000	4,861,793
01/15/14	5.700%	4,360,000	4,620,000

Total			52,526,825

Gas Distributors 0.3%
Atmos Energy Corp. Senior Unsecured
06/15/17	6.350%	1,525,000	1,843,051

Sempra Energy Senior Unsecured
11/15/13	8.900%	5,230,000	5,688,185

Total			7,531,236

Gas Pipelines 1.6%
Energy Transfer Partners LP Senior Unsecured
04/15/14	8.500%	5,215,000	5,746,070

NiSource Finance Corp.
03/01/13	6.150%	4,288,000	4,378,798

Plains All American Pipeline LP/Finance Corp.
08/15/16	5.875%	6,000,000	6,802,860

Southern Natural Gas Co. LLC Senior Unsecured(b)
04/01/17	5.900%	6,530,000	7,661,812

TransCanada PipeLines Ltd. Senior Unsecured
06/01/15	3.400%	7,350,000	7,869,297

Williams Partners LP/Finance Corp. Senior Unsecured
02/01/17	7.250%	7,790,000	9,472,796

Total			41,931,633

Health Care 0.8%
Cardinal Health, Inc. Senior Unsecured
06/15/15	4.000%	6,770,000	7,293,050

Express Scripts Holding Co.
06/15/14	6.250%	5,880,000	6,405,052

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hospira, Inc. Senior Unsecured
03/30/17	6.050%	6,287,000	7,269,608

Total			20,967,710

Healthcare Insurance 0.3%
WellPoint, Inc. Senior Unsecured
06/15/17	5.875%	8,002,000	9,519,891

Independent Energy 1.5%
Anadarko Petroleum Corp. Senior Unsecured
03/15/14	7.625%	6,084,000	6,649,733

EnCana Corp. Senior Unsecured
12/01/17	5.900%	7,430,000	8,831,149

Pioneer Natural Resources Co. Senior Unsecured
03/15/17	6.650%	5,588,000	6,633,420

Southwestern Energy Co.
02/01/18	7.500%	6,100,000	7,354,520

Woodside Finance Ltd.(b)
03/01/14	8.125%	2,070,000	2,258,894
11/10/14	4.500%	7,225,000	7,660,756

Total			39,388,472

Life Insurance 1.2%
Hartford Financial Services Group, Inc. Senior Unsecured
03/15/18	6.300%	6,730,000	7,797,775

Lincoln National Corp. Senior Unsecured
02/15/14	4.750%	5,285,000	5,513,465

MetLife Institutional Funding II Secured(a)(b)
04/04/14	1.254%	8,000,000	8,063,384

Prudential Financial, Inc. Senior Unsecured
06/15/17	6.100%	9,030,000	10,641,729

Total			32,016,353

Media Cable 0.7%
Comcast Corp.
03/15/16	5.900%	8,771,000	10,191,718

DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	9,065,000	9,543,088

Total			19,734,806

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2012

Columbia Short Term Bond Fund

Portfolio of Investments (continued)

September 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media Non-Cable 0.7%
News America, Inc.
12/15/14	5.300%	8,710,000	9,585,102

TCM Sub LLC(b)
01/15/15	3.550%	8,605,000	9,088,072

Total			18,673,174

Metals 0.4%
ArcelorMittal Senior Unsecured
02/25/17	4.750%	6,860,000	6,704,363

Vale Overseas Ltd
01/11/16	6.250%	3,100,000	3,496,056

Total			10,200,419

Non-Captive Diversified 0.9%
General Electric Capital Corp. Senior Unsecured(a)
09/15/14	0.649%	24,405,000	24,273,530

Oil Field Services 0.3%
Weatherford International Ltd.
03/15/18	6.000%	8,245,000	9,443,378

Pharmaceuticals 0.2%
Roche Holdings, Inc.(b)
03/01/14	5.000%	3,945,000	4,183,333

Sanofi Senior Unsecured(a)
03/28/14	0.672%	1,000,000	1,004,593

Total			5,187,926

Property & Casualty 1.3%
Berkshire Hathaway, Inc. Senior Unsecured(a)
08/15/14	1.135%	11,390,000	11,528,890

CNA Financial Corp. Senior Unsecured
12/15/14	5.850%	7,433,000	8,064,121

Liberty Mutual Group, Inc. Senior Unsecured(b)
08/15/16	6.700%	6,415,000	7,309,873

Transatlantic Holdings, Inc. Senior Unsecured
12/14/15	5.750%	7,240,000	8,043,756

Total			34,946,640

Refining 0.2%
Phillips 66(b)
05/01/17	2.950%	6,460,000	6,834,008

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
REITs 1.2%
Boston Properties LP Senior Unsecured
11/15/18	3.700%	5,888,000	6,391,180

Duke Realty LP Senior Unsecured
02/15/15	7.375%	7,340,000	8,245,815

Kimco Realty Corp. Senior Unsecured
02/01/18	4.300%	7,300,000	7,977,352

Simon Property Group LP Senior Unsecured
03/01/17	5.875%	8,500,000	9,989,438

Total			32,603,785

Supermarkets 0.3%
Safeway, Inc. Senior Unsecured
08/15/17	6.350%	6,285,000	7,079,229

Technology 1.1%
Cisco Systems, Inc. Senior Unsecured(a)
03/14/14	0.644%	6,600,000	6,628,195

Hewlett-Packard Co. Senior Unsecured(a)
05/30/14	0.823%	11,775,000	11,678,433

International Business Machines Corp. Senior Unsecured
02/06/15	0.550%	10,000,000	10,026,060

Total			28,332,688

Transportation Services 0.3%
ERAC U.S.A. Finance LLC(b)
05/01/15	5.600%	7,000,000	7,687,820

Wireless 0.3%
America Movil SAB de CV
03/01/14	5.500%	7,670,000	8,159,070

Wirelines 2.1%
AT&T, Inc. Senior Unsecured
09/15/14	5.100%	3,298,000	3,585,949

CenturyLink, Inc. Senior Unsecured
06/15/17	5.150%	7,000,000	7,634,970

Deutsche Telekom International Finance BV(b)
04/11/16	3.125%	8,150,000	8,570,556

France Telecom SA Senior Unsecured
09/16/15	2.125%	2,315,000	2,383,202
09/14/16	2.750%	3,335,000	3,499,155

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	7

Columbia Short Term Bond Fund

Portfolio of Investments (continued)

September 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Telecom Italia Capital SA
10/01/15	5.250%	9,785,000	10,298,713

Telefonica Emisiones SAU
01/15/15	4.949%	10,435,000	10,682,831

Verizon Virginia, Inc. Senior Unsecured
03/15/13	4.625%	10,000,000	10,189,088

Total			56,844,464

Total Corporate Bonds & Notes
(Cost: $738,268,790)			760,277,247

Residential Mortgage-Backed Securities — Agency 11.3%

FDIC Structured Sale Guaranteed Notes CMO Series 2010-S1 Class 1A(a)(b)(c)
02/25/48	0.782%	10,555,476	10,576,397

Federal Home Loan Mortgage Corp.(a)(c)
03/01/34	2.355%	567,294	603,740
01/01/37	2.489%	658,474	704,625
04/01/35	2.557%	361,970	381,756
08/01/36	2.792%	233,023	250,987
01/01/36	2.833%	951,126	1,022,246
09/01/37	3.008%	653,958	683,041
07/01/36	5.860%	19,104	20,552
12/01/36	6.022%	411,364	447,574

Federal Home Loan Mortgage Corp.(a)(c)(d) CMO IO Series 3630 Class AI
03/15/17	1.931%	4,313,178	164,959

Federal Home Loan Mortgage Corp.(c)
06/01/21-10/01/26	3.500%	7,188,556	7,612,963
05/01/24-07/01/25	4.000%	13,651,219	14,531,441
02/01/13-05/01/25	4.500%	10,020,760	10,741,653
11/01/17-07/01/25	5.000%	21,280,748	22,983,008
05/01/17-02/01/24	5.500%	12,449,330	13,551,582
03/01/17-10/01/21	6.000%	1,529,633	1,690,418
04/01/17	6.500%	3,604,258	3,901,313
09/01/15	7.500%	12,100	12,605

CMO Series 2467 Class NB
07/15/17	5.000%	3,476,826	3,704,380

CMO Series 2535 Class TE
12/15/31	5.500%	609,330	614,834

CMO Series 2899 Class KC
03/15/19	4.500%	2,802,377	2,869,105

CMO Series 3414 Class A
07/15/22	4.500%	5,304,539	5,528,003

CMO Series 3455 Class KA
10/15/34	5.000%	448,027	451,235

CMO Series 3531 Class CE
01/15/39	3.000%	1,357,117	1,412,532

CMO Series 3556 Class MA
07/15/37	5.000%	4,735,359	4,986,806

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3561 Class AJ
08/15/19	3.100%	1,723,469	1,749,071

CMO Series 3565 Class KA
12/15/35	5.000%	2,406,654	2,438,481

CMO Series 3832 Class AC
10/15/18	3.000%	9,678,361	10,037,883

CMO Series 3862 Class LA
11/15/18	2.500%	3,026,904	3,121,247

CMO Series R010 Class AB
12/15/19	5.500%	1,313,725	1,325,284

Federal Home Loan Mortgage Corp.(c)(d) CMO IO Series 11 Class B
01/01/20	10.000%	3,453	806

Federal Home Loan Mortgage Corp.(c)(e)
10/01/27	3.000%	13,374,000	14,115,840
10/01/27	3.500%	50,000,000	52,914,060

Federal National Mortgage Association(a)(c)
06/01/37	1.558%	1,161,813	1,212,957
06/01/33	1.796%	1,012,661	1,047,608
04/01/36	2.162%	1,401,046	1,494,916
11/01/34	2.168%	356,677	376,333
04/01/36	2.300%	308,712	330,076
01/01/35	2.305%	745,323	791,822
08/01/35	2.347%	658,659	702,976
04/01/34	2.594%	799,265	852,289
07/01/34	2.628%	977,344	1,046,645
06/01/34	2.750%	683,529	733,690
03/01/34	2.752%	916,846	980,685
06/01/35	2.802%	978,332	1,046,352
07/01/35	2.981%	815,458	876,630
08/01/36	3.020%	204,726	219,360
09/01/37	4.198%	276,615	297,186
07/01/33	4.961%	1,538,349	1,640,606
04/01/36	5.353%	199,898	216,183
07/01/36	5.667%	8,476	9,153
10/01/35	6.046%	471,293	495,647
09/01/37	6.321%	404,764	444,711

CMO Series 2003-W11 Class A1
06/25/33	3.332%	58,492	58,497

Federal National Mortgage Association(c)
10/01/20	3.500%	1,058,125	1,125,250
03/01/20	4.000%	1,962,715	2,099,930
10/01/13-11/01/17	4.500%	885,675	943,000
08/01/13-03/01/25	5.000%	13,628,292	14,806,370
08/01/17-01/01/25	5.500%	44,079,260	48,104,462
06/01/17-11/01/17	6.000%	7,579,881	8,202,405
08/01/14	6.500%	71,204	74,105
06/01/17-08/01/17	7.000%	300,606	327,005
08/01/15	7.500%	10,322	11,001

CMO Series 2002-95 Class EB
04/25/31	5.000%	155,464	155,953

CMO Series 2004-60 Class PA
04/25/34	5.500%	1,404,351	1,524,345

CMO Series 2006-22 Class CB
11/25/21	4.500%	829,317	844,485

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2012

Columbia Short Term Bond Fund

Portfolio of Investments (continued)

September 30, 2012 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2008-18 Class HD
12/25/18	4.000%	3,314,416	3,495,476

CMO Series 2009-70 Class NL
08/25/19	3.000%	607,357	630,138

CMO Series 2010-9 Class PA
10/25/39	4.500%	1,186,899	1,187,728

CMO Series 2011-3 Class EK
05/25/20	2.750%	992,539	1,028,306

Federal National Mortgage Association(c)(d)

CMO IO STRIPS Series 163 Class 2
07/25/22	8.500%	189,945	25,983

CMO IO STRIPS Series 36 Class 2
08/01/18	9.500%	2,038	372

Federal National Mortgage Association(c)(f)(g) CMO PO Series G-15 Class A
06/25/21	0.000%	11,546	11,217

CMO PO Series 1993-92 Class C
05/25/23	0.000%	509,674	456,418

Government National Mortgage Association(a)(c)
03/20/30	1.625%	42,651	44,410
04/20/22-06/20/29	1.750%	1,092,263	1,137,041
07/20/18	3.000%	129,510	135,628

Government National Mortgage Association(c)
08/15/13-09/20/21	6.000%	623,079	662,187
09/15/13-11/15/33	6.500%	197,296	236,262
11/15/13-08/15/29	7.000%	36,320	42,928

CMO Series 2009-33 Class NK
05/20/39	4.500%	2,707,069	2,945,058

Total Residential Mortgage-Backed Securities — Agency
(Cost: $293,073,461)			300,282,212

Residential Mortgage-Backed Securities — Non-Agency 2.3%

BCAP LLC Trust(a)(b)(c) CMO Series 2010-RR2 Class 5A1
12/26/36	5.000%	8,389,851	8,420,356

CMO Series 2010-RR4 Class 32A1
01/26/37	4.000%	7,456,622	7,506,304

CMO Series 2010-RR6 Class 6A1
07/26/37	4.000%	465,188	466,159

Banc of America Funding Corp. CMO Series 2010-R4 Class 4A1(a)(b)(c)
06/26/37	0.427%	372,555	364,766

Bayview Opportunity Master Fund Trust IIB LP Series 2012-4NPL Class A(a)(b)(c)
07/28/32	3.475%	4,000,000	3,766,464

Countrywide Alternative Loan Trust CMO Series 2004-2CB Class 1A4(a)(c)
03/25/34	0.617%	78,786	75,941

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates(a)(b)(c) CMO Series 2009-12R Class 25A1
10/27/37	3.611%	3,339,385	3,331,704

CMO Series 2009-12R Class 27A1
04/27/36	2.899%	657,579	656,210

CMO Series 2009-12R Class 30A1
12/27/36	5.742%	65,259	65,328

CMO Series 2009-12R Class 42A1
06/27/37	5.000%	340,217	340,233

CMO Series 2010-12R Class 12A1
05/26/37	4.000%	974,810	984,947

Credit Suisse Mortgage Capital Certificates(b)(c) CMO Series 2009-12R Class 14A1
11/27/35	5.500%	1,400,151	1,419,692

JPMorgan Resecuritization Trust CMO Series 2010-2 Class 2A1(a)(b)(c)
03/21/37	2.639%	2,183,886	2,158,064

RAMP Trust Series 2005-RS2 Class M1(a)(c)
02/25/35	0.667%	7,236,324	6,974,405

RBSSP Resecuritization Trust CMO Series 2012-2 Class 1A5(a)(b)(c)
05/26/47	0.366%	6,915,215	6,837,419

Springleaf Mortgage Loan Trust(a)(b)(c) CMO Series 2012-1A Class A
09/25/57	2.667%	7,842,648	7,966,109

CMO Series 2012-2A Class A
10/25/57	2.220%	4,264,809	4,279,572

Structured Asset Securities Corp.(c) CMO Series 2003-14 Class 1A3
05/25/33	5.500%	69,255	71,698

CMO Series 2003-8 Class 2A7
04/25/33	5.750%	401,504	412,240

Wells Fargo Mortgage Loan Trust CMO Series 2010-RR4 Class 1A1(a)(b)(c)
12/27/46	5.162%	5,029,751	4,994,484

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $60,692,893)			61,092,095

Commercial Mortgage-Backed Securities — Agency 9.1%

Federal Home Loan Mortgage Corp.(a)(c) Multifamily Structured Pass-Through Certificates CMO Series K001 Class A2
04/25/16	5.651%	2,966,917	3,326,505

Federal Home Loan Mortgage Corp.(c) Multifamily Structured Pass-Through Certificates CMO Series K003 Class A1
07/25/13	2.225%	1,529,793	1,538,695

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	9

Columbia Short Term Bond Fund

Portfolio of Investments (continued)

September 30, 2012 (Unaudited)

Commercial Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association CMO Series 2010-M4 Class A1(c)
06/25/20	2.520%	2,327,341	2,447,449

Government National Mortgage Association(a)(c) CMO Series 2011-143 Class AB
03/16/33	3.974%	18,470,679	19,439,393

Government National Mortgage Association(c) CMO Series 2009-114 Class A
12/16/38	3.103%	5,024,393	5,204,172

CMO Series 2009-63 Class A
01/16/38	3.400%	3,600,456	3,755,146

CMO Series 2009-71 Class A
04/16/38	3.304%	10,871,740	11,286,225

CMO Series 2009-90 Class AC
01/16/33	3.137%	4,983,609	5,078,816

CMO Series 2010-102 Class AE
11/16/39	3.500%	17,673,308	18,530,658

CMO Series 2010-13 Class A
08/16/22	2.461%	3,587,044	3,612,351

CMO Series 2010-141 Class A
08/16/31	1.864%	4,506,989	4,565,701

CMO Series 2010-159 Class A
01/16/33	2.159%	5,825,266	5,934,170

CMO Series 2010-18 Class A
12/16/50	3.100%	4,731,313	4,957,579

CMO Series 2010-22 Class AC
12/16/30	2.229%	2,142,503	2,163,324

CMO Series 2010-49 Class A
03/16/51	2.870%	1,230,529	1,265,858

CMO Series 2010-65 Class A
11/16/28	2.017%	1,360,831	1,363,632

CMO Series 2010-83 Class A
10/16/50	2.021%	3,078,190	3,107,827

CMO Series 2011-1 Class A
12/16/31	2.239%	5,417,445	5,517,887

CMO Series 2011-120 Class AB
08/16/33	2.400%	12,766,795	13,117,256

CMO Series 2011-144 Class AB
07/16/35	2.012%	5,085,260	5,205,390

CMO Series 2011-149 Class A
10/16/46	3.000%	4,570,777	4,847,034

CMO Series 2011-16 Class A
11/16/34	2.210%	8,168,301	8,329,541

CMO Series 2011-20 Class A
04/16/32	1.883%	6,421,958	6,516,919

CMO Series 2011-31 Class A
12/16/35	2.210%	5,724,510	5,852,292

CMO Series 2011-49 Class A
07/16/38	2.450%	21,004,250	21,669,139

Commercial Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-78 Class A
08/16/34	2.250%	11,232,441	11,468,285

CMO Series 2012-1 Class AB
09/16/33	1.999%	9,671,078	9,896,068

CMO Series 2012-22 Class AB
03/16/33	1.661%	5,711,824	5,805,652

CMO Series 2012-55 Class A
08/16/33	1.704%	11,431,105	11,629,683

CMO Series 2012-58 Class A
01/16/40	2.500%	16,778,710	17,461,788

CMO Series 2012-79 Class A
04/16/39	1.800%	13,758,084	14,085,320

CMO Series 2012-89 Class A
01/16/36	1.537%	1,811,514	1,841,478

CMO Series 2012-9 Class A
05/16/39	3.220%	2,465,403	2,604,461

Total Commercial Mortgage-Backed Securities — Agency
(Cost: $240,282,290)			243,425,694

Commercial Mortgage-Backed Securities — Non-Agency 8.2%
Bear Stearns Commercial Mortgage Securities Series 2005-T20 Class AAB(a)(c)
10/12/42	5.281%	9,701,087	10,107,640

Citigroup Commercial Mortgage Trust(a)(c) Series 2004-C1 Class A3
04/15/40	5.251%	2,660,033	2,700,812

Citigroup Commercial Mortgage Trust(c) Series 2005-C3 Class ASB
05/15/43	4.755%	5,653,537	5,861,219

Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4(a)(c)
07/15/44	5.393%	10,385,000	11,637,888

Credit Suisse First Boston Mortgage Securities Corp.(a)(c) Series 2004-C1 Class A4
01/15/37	4.750%	7,044,926	7,330,704
Series 2005-C5 Class AAB
08/15/38	5.100%	3,526,407	3,642,476

Credit Suisse First Boston Mortgage Securities Corp.(c) Series 2002-CP5 Class A2
12/15/35	4.940%	1,794,649	1,794,709

Series 2005-C2 Class AAB
04/15/37	4.681%	6,216,486	6,349,320

DBRR Trust(b)(c) Series 2012-EZ1 Class A
09/25/45	0.946%	13,800,000	13,824,797
09/25/45	1.393%	3,405,000	3,402,351

DBRR Trust(b)(c)(j) Series 2012-EZ1 Class A
09/25/45	2.062%	15,055,205	15,052,555

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2012

Columbia Short Term Bond Fund

Portfolio of Investments (continued)

September 30, 2012 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class AAB(c)
06/10/48	4.599%	1,447,439	1,488,383

GMAC Commercial Mortgage Securities, Inc.(c) Series 2002-C3 Class A2
07/10/39	4.930%	1,266,892	1,270,227
Series 2003-C1 Class A2
05/10/36	4.079%	3,170,269	3,201,708
Series 2004-C1 Class A4
03/10/38	4.908%	8,095,000	8,490,716

GS Mortgage Securities Corp. II(b)(c) Series 2011-ALF Class A
02/10/21	2.716%	6,088,126	6,214,150
Series 2011-GC3 Class A1
03/10/44	2.331%	11,986,754	12,312,514

Greenwich Capital Commercial Funding Corp.(c) Series 2003-C2 Class A3
01/05/36	4.533%	470,398	470,530
Series 2005-GG3 Class AAB
08/10/42	4.619%	9,622,884	9,766,217

JP Morgan Chase Commercial Mortgage Securities Corp. Series 2011-FL1 Class A(a)(b)(c)
11/15/28	2.121%	13,455,059	13,589,609

JPMorgan Chase Commercial Mortgage Securities Corp.(a)(c) Series 2003-LN1 Class A2
10/15/37	4.920%	9,786,000	10,097,205
Series 2005-CB11 Class ASB
08/12/37	5.201%	6,760,787	7,025,445
Series 2005-LDP4 Class A4
10/15/42	4.918%	11,580,000	12,682,265
Series 2006-CB14 Class ASB
12/12/44	5.506%	5,805,620	6,185,505
Series 2006-LDP7 Class ASB
04/15/45	6.061%	1,961,268	2,082,986

JPMorgan Chase Commercial Mortgage Securities Corp.(c) Series 2002-C2 Class A2
12/12/34	5.050%	3,446,022	3,446,346
Series 2005-LDP2 Class ASB
07/15/42	4.659%	6,187,275	6,431,586

LB-UBS Commercial Mortgage Trust(c) Series 2004-C1 Class A4
01/15/31	4.568%	3,655,000	3,818,333
Series 2005-C2 Class AAB
04/15/30	5.007%	1,115,208	1,141,262
Series 2007-C1 Class AAB
02/15/40	5.403%	4,794,852	5,054,263

Nationslink Funding Corp. Series 1999-LTL1 Class A3(c)
01/22/26	7.104%	4,797,787	5,079,845

ORES NPL LLC Series 2012-LV1 Class A(b)(c)
09/25/44	4.000%	2,615,000	2,637,115

S2 Hospitality LLC Series 2012-LV1 Class A(b)(c)
04/15/25	4.500%	2,504,672	2,518,873

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wachovia Bank Commercial Mortgage Trust(a)(c) Series 2004-C12 Class A4
07/15/41	5.489%	10,595,000	11,304,452

Wachovia Bank Commercial Mortgage Trust(c) Series 2005-C17 Class APB
03/15/42	5.037%	909,872	924,892

Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $219,185,329)			218,938,898

Asset-Backed Securities — Agency —%
Small Business Administration Pools(a)
06/25/22	0.875%	128,123	129,138

Total Asset-Backed Securities — Agency (Cost: $128,053)			129,138

Asset-Backed Securities — Non-Agency 15.4%
ARI Fleet Lease Trust Series 2012-A Class A(a)(b)
03/15/20	0.771%	3,958,913	3,959,653

Aames Mortgage Investment Trust Series 2005-3 Class A2(a)(b)
08/25/35	0.477%	14,353,562	13,941,299

Access Group, Inc.(a) Series 2004A Class A2
04/25/29	0.711%	17,615,683	16,551,802
Series 2007A Class A2
08/25/26	0.557%	7,125,998	6,740,168

Ally Master Owner Trust(a) CMO Series 2011-3 Class A1
05/15/16	0.851%	2,035,000	2,046,770
Series 2011-4 Class A1
09/15/16	1.021%	19,690,000	19,844,785
Series 2012-1 Class A1
02/15/17	1.021%	10,000,000	10,059,637

AmeriCredit Automobile Receivables Trust Series 2008-2 Class A3(a)
04/06/15	5.228%	980,664	999,193

American Credit Acceptance Receivables Trust(b) Series 2012-1 Class A2
10/15/15	3.040%	6,000,000	6,009,030
Series 2012-2 Class A
07/15/16	1.890%	7,279,436	7,282,211

Amresco Residential Securities Mortgage Loan Trust Series 1998-3 Class A7(a)(h)
07/25/28	0.697%	14,774	11,431

Arizona Educational Loan Marketing Corp. Series 2004A Class A2(a)
12/01/23	0.638%	7,452,632	7,264,378

Avis Budget Rental Car Funding AESOP LLC Series 2012-1A Class A(b)
08/20/16	2.054%	14,200,000	14,569,863

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	11

Columbia Short Term Bond Fund

Portfolio of Investments (continued)

September 30, 2012 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIT Education Loan Trust Series 2005-1 Class A2(a)
03/15/22	0.479%	720,946	719,778

Carrington Mortgage Loan Trust Series 2006-RFC1 Class A2(a)
05/25/36	0.317%	352,733	352,222

Chesapeake Funding LLC Series 2011-2A Class A(a)(b)
04/07/24	1.478%	11,360,000	11,327,694

Citigroup Mortgage Loan Trust, Inc. Series 2003-HE4 Class A(a)(b)
12/25/33	0.627%	4,781,136	4,685,513

Cityscape Home Equity Loan Trust(a)(h)(i)(j) Series 1997-C Class A3
07/25/28	7.380%	607,537	1

Cityscape Home Equity Loan Trust(h)(i)(j)(k) Series 1997-B Class A7
05/25/28	7.410%	6,833	—

Conn Funding II LP CMO Series 2012-AA Class A(a)(b)
04/15/16	4.266%	4,102,418	4,097,331

Countrywide Asset-Backed Certificates(a) Series 2004-8 Class M1
01/25/35	0.917%	9,362,969	9,178,425
Series 2005-11 Class 3AV3
02/25/36	0.637%	3,419,128	3,403,359

DT Auto Owner Trust(b) Series 2011-1A Class B
12/16/13	1.940%	322,423	322,539
Series 2011-2A Class B
02/16/16	2.120%	4,104,000	4,106,774
Series 2011-3A Class B
02/15/17	3.020%	4,300,000	4,347,155
Series 2012-2A Class A
11/16/15	0.910%	889,808	890,246

EFS Volunteer LLC Series 2010-1 Class A1(a)(b)
10/26/26	1.301%	10,709,189	10,685,329

Educational Funding of the South, Inc. Series 2011-1 Class A1(a)
10/25/21	1.001%	2,771,433	2,778,535

Encore Credit Receivables Trust Series 2005-4 Class 2A4(a)
01/25/36	0.557%	21,623,508	21,222,435

Exeter Automobile Receivables Trust Series 2012-2A Class A(b)
06/15/17	1.300%	8,000,000	7,999,190

First Alliance Mortgage Loan Trust Series 1994-2 Class A2 (NPFGC)
06/25/25	6.680%	30,953	30,007

First Franklin Mortgage Loan Asset-Backed Certificates Series 2005-FF9 Class A3(a)
10/25/35	0.497%	6,929,781	6,839,631

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
First Investors Auto Owner Trust(b) Series 2011-1 Class A2
03/16/15	1.470%	1,808,310	1,811,084
Series 2011-2A Class A2
08/15/17	2.600%	5,783,928	5,847,892
Series 2012-1A Class A2
11/15/17	1.960%	5,058,522	5,107,019

HSBC Home Equity Loan Trust Series 2006-2 Class A1(a)
03/20/36	0.369%	13,896,358	13,572,629

IMC Home Equity Loan Trust Series 1995-3 Class A5 (AGM)
04/25/26	7.500%	4,337	4,325
Series 1997-3 Class A7
08/20/28	7.080%	265	265

Keycorp Student Loan Trust(a) Series 1999-A Class A2
12/27/29	0.694%	10,446,301	10,251,624
Series 1999-B Class A2
08/25/27	0.857%	3,992,486	3,955,380
Series 2006-A Class 2A2
06/27/25	0.444%	3,083,242	3,057,962

Marriott Vacation Club Owner Trust(b) Series 2007-1A Class A
05/20/29	5.518%	1,801,115	1,868,512
Series 2009-2A Class A
07/20/31	4.809%	4,032,615	4,208,433

Miramax LLC Series 2011-1A Class A(b)
10/20/21	6.250%	5,437,500	5,715,253

Montana Higher Education Student Assistance Corp. Series 2006-1 Class A(a)
03/20/24	0.479%	6,807,361	6,745,698

Panhandle-Plains Higher Education Authority, Inc. Series 2011-2 Class A1(a)
07/01/21	0.860%	2,305,074	2,306,522

Park Place Securities, Inc. Series 2004-WCW2 Class M1(a)
10/25/34	0.837%	10,422,440	10,363,773

Prestige Auto Receivables Trust Series 2012-1A Class A2(b)
12/15/15	1.230%	5,017,021	5,029,957

RAMP Trust Series 2004-RS8 Class AI4(a)
06/25/32	5.060%	566,501	576,899

Residential Funding Mortgage Securities II Home Loan Trust Series 2003-HS3 Class A2B (NPFGC)(a)
08/25/33	0.507%	7,038	5,915

SLM Student Loan Trust(a) Series 2003-A Class A2
09/15/20	0.829%	8,270,363	8,128,959
Series 2004B Class A2
06/15/21	0.589%	2,782,487	2,713,948
Series 2005-A Class A2
12/15/20	0.529%	6,997,786	6,928,893

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2012

Columbia Short Term Bond Fund

Portfolio of Investments (continued)

September 30, 2012 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SLM Student Loan Trust(a)(b) Series 2011-A Class A1
10/15/24	1.221%	2,074,091	2,086,577
Series 2012-A Class A1
08/15/25	1.621%	4,270,115	4,329,561
Series 2012-B Class A1
12/15/21	1.321%	6,096,557	6,142,914

SMART Trust(a)(b) Series 2011-1USA Class A3B
10/14/14	1.074%	9,764,772	9,779,467
Series 2011-2USA Class A3B
03/14/15	1.074%	11,000,000	11,037,267
Series 2012-1USA Class A3B
05/14/16	1.124%	1,000,000	1,001,930
Series 2012-2USA Class A3B
10/14/16	1.174%	3,250,000	3,253,813

SMART Trust(b) Series 2012-1USA Class A2A
09/14/14	1.040%	5,075,000	5,085,586

Santander Drive Auto Receivables Trust Series 2012-1 Class B
05/16/16	2.720%	5,500,000	5,630,689

Sierra Receivables Funding Co. LLC(b) Series 2010-2A Class A
11/20/25	3.840%	864,051	880,794
Series 2011-1A Class A
04/20/26	3.350%	4,975,724	5,125,657
Series 2011-2A Class A
05/20/28	3.260%	3,644,923	3,690,293
Series 2011-3A Class A
07/20/28	3.370%	5,369,674	5,467,160
Series 2012-1A Class A
11/20/28	2.840%	10,216,704	10,238,911

South Texas Higher Education Authority, Inc. Series 2012-1 Class A1(a)
10/01/20	0.860%	7,565,271	7,497,335

Specialty Underwriting & Residential Finance Series 2005-BC3 Class M1(a)
06/25/36	0.667%	2,928,184	2,905,119

Terwin Mortgage Trust Series 2007-4HE Class A1(a)(b)
05/25/38	0.337%	2,987,810	2,818,153

Utah State Board of Regents Series 2011-1 Class A1(a)
05/01/23	0.945%	1,816,242	1,817,132

Wachovia Student Loan Trust(a) Series 2005-1 Class A4
07/27/20	0.561%	1,188,048	1,183,096

Wachovia Student Loan Trust(a)(b) Series 2006-1 Class A4
04/25/23	0.531%	9,809,398	9,721,663

Westlake Automobile Receivables Trust(b) Series 2011-1A Class A3
06/16/14	1.490%	3,739,912	3,753,189
Series 2012-1A Class A2
03/15/16	1.030%	2,350,000	2,349,633

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wheels SPV LLC Series 2012-1 Class A2(b)
03/20/21	1.190%	4,600,000	4,633,387

Total Asset-Backed Securities — Non-Agency (Cost: $406,763,489)			410,896,652

Inflation-Indexed Bonds 1.0%
United States 1.0%
U.S. Treasury Inflation-Indexed Bond
04/15/14	1.250%	26,725,709	27,786,399

Total Inflation-Indexed Bonds (Cost: $27,611,740)			27,786,399

U.S. Treasury Obligations 17.8%
U.S. Treasury
04/15/14	1.250%	93,000,000	94,438,594
12/15/14	0.250%	25,000,000	24,994,150
03/31/15	2.500%	151,000,000	159,364,041
U.S. Treasury(l)
03/15/15	0.375%	195,000,000	195,472,290

Total U.S. Treasury Obligations (Cost: $473,053,953)			474,269,075

U.S. Government & Agency Obligations 3.1%
Federal Farm Credit Banks(a)
04/21/14	0.256%	15,000,000	15,011,010
06/13/14	0.410%	4,100,000	4,108,786
07/16/14	0.256%	6,000,000	6,004,074
Federal National Mortgage Association(a)
03/04/14	0.296%	58,329,000	58,352,990

Total U.S. Government & Agency Obligations (Cost: $83,455,163)			83,476,860

Foreign Government Obligations 1.1%
Canada 0.7%
Province of Ontario Senior Unsecured
05/26/15	0.950%	18,725,000	18,947,284

Mexico 0.4%
Petroleos Mexicanos
03/15/15	4.875%	$8,500,000	$9,116,250

Morocco —%
Morocco Government AID Bond U.S. Government Guaranty(a)(j)
05/01/23	0.500%	935,000	888,250

Total Foreign Government Obligations (Cost: $28,415,631)			28,951,784

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	13

Columbia Short Term Bond Fund

Portfolio of Investments (continued)

September 30, 2012 (Unaudited)

Municipal Bonds 0.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/15	4.511%	14,175,000	14,964,973

Total Municipal Bonds (Cost: $14,241,380)			14,964,973

Money Market Funds 4.1%
Issue Description	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.151%(m)(n)	109,110,585	109,110,585

Total Money Market Funds (Cost: $109,110,585)		109,110,585

Total Investments
(Cost: $2,694,282,757)		2,733,601,612

Other Assets & Liabilities, Net		(67,861,628)

Net Assets		2,665,739,984

Futures Contracts Outstanding at September 30, 2012

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Note, 2-year	1,364	300,804,625	January 2013	103,757	—

U.S. Treasury Note, 5-year	(2,090)	(260,482,573)	January 2013	—	(1,147,347)

Total				103,757	(1,147,347)

Notes to Portfolio of Investments

(a)	Variable rate security. The interest rate shown reflects the rate as of September 30, 2012.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of these securities amounted to $453,443,946 or 17.01% of net assets.

(c)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.

(f)	Zero coupon bond.

(g)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2012 was $11,432, representing less than 0.01% of net assets. Information concerning such security holdings at September 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Amresco Residential Securities Mortgage Loan Trust
Series 1998-3 Class A7 07/25/28 0.697%	12/19/03	14,671

Cityscape Home Equity Loan Trust
Series 1997-B Class A7 05/25/28 7.410%	06/18/04-05/26/11	6,618

Cityscape Home Equity Loan Trust
Series 1997-C Class A3 07/25/28 7.380%	11/25/03-06/29/09	572,589

(i)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2012, the value of these securities amounted to $1, which represents less than 0.01% of net assets.

(j)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2012, the value of these securities amounted to $15,940,806, which represents 0.03% of net assets.

(k)	Negligible market value.

(l)	At September 30, 2012, investments in securities included securities valued at $1,503,633 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(m)	The rate shown is the seven-day current annualized yield at September 30, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2012

Columbia Short Term Bond Fund

Portfolio of Investments (continued)

September 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(n)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	120,157,982	694,784,469	(705,831,866)	109,110,585	106,408	109,110,585

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AID	Agency for International Development
CMO	Collateralized Mortgage Obligation
FDIC	Federal Deposit Insurance Corporation
NPFGC	National Public Finance Guarantee Corporation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	15

Columbia Short Term Bond Fund

Portfolio of Investments (continued)

September 30, 2012 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes	—	760,277,247	—	760,277,247

Residential Mortgage-Backed Securities — Agency	—	300,282,212	—	300,282,212

Residential Mortgage-Backed Securities — Non-Agency	—	50,488,212	10,603,883	61,092,095

Commercial Mortgage-Backed Securities — Agency	—	243,425,694	—	243,425,694

Commercial Mortgage-Backed Securities — Non-Agency	—	180,445,045	38,493,853	218,938,898

Asset-Backed Securities — Agency	—	129,138	—	129,138

Asset-Backed Securities — Non-Agency	—	406,799,320	4,097,332	410,896,652

Inflation-Indexed Bonds	—	27,786,399	—	27,786,399

U.S. Treasury Obligations	474,269,075	—	—	474,269,075

U.S. Government & Agency Obligations	—	83,476,860	—	83,476,860

Foreign Government Obligations	—	28,063,534	888,250	28,951,784

Municipal Bonds	—	14,964,973	—	14,964,973

Total Bonds	474,269,075	2,096,138,634	54,083,318	2,624,491,027

Other

Money Market Funds	109,110,585	—	—	109,110,585

Total Other	109,110,585	—	—	109,110,585

Derivatives

Assets

Futures Contracts	103,757	—	—	103,757

Liabilities

Futures Contracts	(1,147,347)	—	—	(1,147,347)

Total	582,336,070	2,096,138,634	54,083,318	2,732,558,022

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2012

Columbia Short Term Bond Fund

Portfolio of Investments (continued)

September 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential Mortgage-Backed Securities — Non-Agency ($)	Commercial Mortgage-Backed Securities — Agency ($)	Commercial Mortgage-Backed Securities — Non-Agency ($)	Asset-Backed Securities — Non-Agency ($)	Foreign Government	Total ($)
Balance as of March 31, 2012	—	—	—	5,998,380	928,625	6,927,005

Accrued discounts/premiums	—	—	(3,576)	21,173	599	18,196

Realized gain (loss)	35,926	—	—	—	412	36,338

Change in unrealized appreciation (depreciation)(a)	78,908	—	26,989	(572,592)	1,114	(465,581)

Sales	(2,048,209)	(1,838,200)	—	(2,897,582)	(42,500)	(6,826,491)

Purchases	12,537,258	1,838,200	38,470,440	6,955,838	—	59,801,736

Issuances	—	—	—	—	—	—

Settlements	—	—	—	—	—	—

Transfers into Level 3	—	—	—	590,495	—	590,495

Transfers out of Level 3	—	—	—	(5,998,380)	—	(5,998,380)

Balance as of September 30, 2012	10,603,883	—	38,493,853	4,097,332	888,250	54,083,318

(a)	Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2012 was $ (465,580) which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $78,908, Commercial Mortgage-Backed Securities — Non-Agency of $ 26,989, Asset Backed Securities — Non-Agency of $ (572,592) and Foreign Government of $1,115.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Mortgage and Asset Backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Certain Foreign Government Obligations classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	17

Columbia Short Term Bond Fund

Statement of Assets and Liabilities

September 30, 2012 (Unaudited)

Assets

Investments, at value*

Unaffiliated issuers (identified cost $2,585,172,172)	$2,624,491,027

Affiliated issuers (identified cost $109,110,585)	109,110,585

Total investments (identified cost $2,694,282,757)	2,733,601,612

Receivable for:

Investments sold	95,236,034

Capital shares sold	5,669,191

Dividends	19,906

Interest	10,980,665

Reclaims	2,106

Variation margin on futures contracts	19,938

Expense reimbursement due from Investment Manager	6,740

Prepaid expenses	21,123

Trustees’ deferred compensation plan	4,375

Total assets	2,845,561,690

Liabilities

Disbursements in excess of cash	20,890

Payable for:

Investments purchased	80,519,265

Investments purchased on a delayed delivery basis	66,886,558

Capital shares purchased	29,166,800

Dividend distributions to shareholders	2,574,685

Investment management fees	26,157

Distribution and service fees	6,533

Transfer agent fees	422,773

Administration fees	4,619

Plan administration fees	1,690

Compensation of board members	160,378

Other expenses	26,983

Trustees’ deferred compensation plan	4,375

Total liabilities	179,821,706

Net assets applicable to outstanding capital stock	$2,665,739,984

Represented by

Paid-in capital	$2,699,178,966

Excess of distributions over net investment income	(4,598,035)

Accumulated net realized loss	(67,116,212)

Unrealized appreciation (depreciation) on:

Investments	39,318,855

Futures contracts	(1,043,590)

Total — representing net assets applicable to outstanding capital stock	$2,665,739,984

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2012

Columbia Short Term Bond Fund

Statement of Assets and Liabilities (continued)

September 30, 2012 (Unaudited)

Class A

Net assets	$603,190,746

Shares outstanding	60,211,304

Net asset value per share	$10.02

Maximum offering price per share(a)	$10.12

Class B

Net assets	$13,114,297

Shares outstanding	1,310,112

Net asset value per share	$10.01

Class C

Net assets	$122,541,013

Shares outstanding	12,244,364

Net asset value per share	$10.01

Class I

Net assets	$2,819,480

Shares outstanding	282,003

Net asset value per share	$10.00

Class R

Net assets	$4,462,952

Shares outstanding	445,423

Net asset value per share	$10.02

Class R4

Net assets	$4,177,958

Shares outstanding	417,941

Net asset value per share	$10.00

Class W

Net assets	$16,688,186

Shares outstanding	1,665,652

Net asset value per share	$10.02

Class Y

Net assets	$12,999,545

Shares outstanding	1,300,465

Net asset value per share	$10.00

Class Z

Net assets	$1,885,745,807

Shares outstanding	188,581,527

Net asset value per share	$10.00

(a)	The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 1.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	19

Columbia Short Term Bond Fund

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	106,408
Interest	27,430,920
Foreign taxes withheld	(4,212)

Total income	27,533,116

Expenses:
Investment management fees	4,964,998
Distribution fees
Class B	61,964
Class C	473,698
Class R	9,240
Service fees
Class B	20,655
Class C	157,646
Class W	5,643
Distribution and service fees — Class A	773,183
Transfer agent fees
Class A	604,423
Class B	16,035
Class C	123,234
Class R	3,617
Class R4	646
Class W	4,567
Class Y	21
Class Z	1,956,324
Administration fees	875,651
Plan administration fees
Class R4	5,086
Compensation of board members	38,766
Custodian fees	25,205
Printing and postage fees	98,503
Registration fees	124,194
Professional fees	45,480
Other	42,917

Total expenses	10,431,696
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,751,719)
Fees waived by distributor — Class C	(278,217)
Expense reductions	(3,562)

Total net expenses	8,398,198

Net investment income	19,134,918

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	21,417,336
Futures contracts	(1,714,648)

Net realized gain	19,702,688
Net change in unrealized appreciation (depreciation) on:
Investments	(91,203)
Futures contracts	(1,792,726)

Net change in unrealized appreciation (depreciation)	(1,883,929)

Net realized and unrealized gain	17,818,759

Net increase in net assets resulting from operations	$36,953,677

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2012

Columbia Short Term Bond Fund

Statement of Changes in Net Assets

	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012
Operations

Net investment income	$19,134,918	$49,387,603

Net realized gain (loss)	19,702,688	(1,704,613)

Net change in unrealized appreciation (depreciation)	(1,883,929)	4,107,394

Net increase in net assets resulting from operations	36,953,677	51,790,384

Distributions to shareholders:

Net investment income

Class A	(3,772,458)	(9,458,385)

Class B	(39,958)	(171,118)

Class C	(573,299)	(1,757,024)

Class I	(21,225)	(533,904)

Class R	(17,811)	(36,687)

Class R4	(25,767)	(54,283)

Class W	(22,612)	(104)

Class Y	(107,151)	(287,252)

Class Z	(14,761,628)	(38,652,158)

Total distributions to shareholders	(19,341,909)	(50,950,915)

Increase (decrease) in net assets from capital stock activity	(267,032,849)	568,202,417

Proceeds from regulatory settlements (Note 6)	—	4,573

Total increase (decrease) in net assets	(249,421,081)	569,046,459

Net assets at beginning of period	2,915,161,065	2,346,114,606

Net assets at end of period	$2,665,739,984	$2,915,161,065

Excess of distributions over net investment income	$(4,598,035)	$(4,391,044)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	21

Columbia Short Term Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	6,154,782	61,321,360	18,052,535	179,459,403

Fund merger	—	—	42,517,537	425,136,210

Distributions reinvested	325,648	3,246,933	730,704	7,259,959

Redemptions	(10,748,704)	(107,135,955)	(23,303,845)	(231,586,353)

Net increase (decrease)	(4,268,274)	(42,567,662)	37,996,931	380,269,219

Class B shares

Subscriptions	60,205	599,455	258,162	2,563,981

Fund merger	—	—	3,306,318	33,004,024

Distributions reinvested	3,445	34,291	13,464	133,744

Redemptions(a)	(733,837)	(7,308,431)	(2,211,705)	(22,032,456)

Net increase (decrease)	(670,187)	(6,674,685)	1,366,239	13,669,293

Class C shares

Subscriptions	1,494,524	14,870,221	3,579,781	35,546,860

Fund merger	—	—	2,595,555	25,923,990

Distributions reinvested	34,694	345,536	89,879	892,483

Redemptions	(2,308,921)	(22,987,736)	(4,709,140)	(46,740,562)

Net increase (decrease)	(779,703)	(7,771,979)	1,556,075	15,622,771

Class I shares

Subscriptions	21,188	210,904	518,518	5,151,052

Fund merger	—	—	7,022,434	70,058,256

Distributions reinvested	2,123	21,131	50,434	501,160

Redemptions	(13,717)	(136,335)	(8,394,882)	(82,997,949)

Net increase (decrease)	9,594	95,700	(803,496)	(7,287,481)

Class R shares

Subscriptions	115,064	1,149,746	71,665	712,255

Fund merger	—	—	351,665	3,520,266

Distributions reinvested	498	4,964	997	9,908

Redemptions	(31,109)	(310,098)	(63,608)	(631,938)

Net increase	84,453	844,612	360,719	3,610,491

Class R4 shares

Subscriptions	40,959	407,356	74,732	740,284

Fund merger	—	—	449,742	4,480,153

Distributions reinvested	2,588	25,750	5,469	54,182

Redemptions	(48,953)	(486,636)	(106,847)	(1,058,297)

Net increase (decrease)	(5,406)	(53,530)	423,096	4,216,322

Class W shares

Subscriptions	1,702,388	16,990,955	—	—

Fund merger	—	—	503	5,034

Distributions reinvested	2,254	22,572	—	—

Redemptions	(39,744)	(397,365)	—	—

Net increase	1,664,898	16,616,162	503	5,034

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2012

Columbia Short Term Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Class Y shares

Subscriptions	135,534	1,344,952	17,509	173,033

Distributions reinvested	1,800	17,909	5,168	51,304

Redemptions	(216,903)	(2,161,028)	(272,804)	(2,710,817)

Net decrease	(79,569)	(798,167)	(250,127)	(2,486,480)

Class Z shares

Subscriptions	39,746,409	395,370,352	96,741,746	959,401,499

Distributions reinvested	397,667	3,958,109	1,051,519	10,435,282

Redemptions	(62,902,672)	(626,051,761)	(81,596,974)	(809,253,533)

Net increase (decrease)	(22,758,596)	(226,723,300)	16,196,291	160,583,248

Total net increase (decrease)	(26,802,790)	(267,032,849)	56,846,231	568,202,417

(a)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	23

Columbia Short Term Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended Sept. 30, 2012		Year Ended March 31,
Class A	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$9.95		$9.94		$9.95		$9.47		$9.89		$9.84

Income from investment operations:

Net investment income	0.06		0.15		0.22		0.32		0.42		0.44

Net realized and unrealized gain (loss)	0.07		0.03		0.03		0.49		(0.42)		0.05

Total from investment operations	0.13		0.18		0.25		0.81		—		0.49

Less distributions to shareholders:

Net investment income	(0.06)		(0.17)		(0.26)		(0.33)		(0.42)		(0.44)

Total distributions to shareholders	(0.06)		(0.17)		(0.26)		(0.33)		(0.42)		(0.44)

Proceeds from regulatory settlements	—		0.00	(a)	—		0.00	(a)	0.00	(a)	—

Net asset value, end of period	$10.02		$9.95		$9.94		$9.95		$9.47		$9.89

Total return	1.31%		1.78%		2.57%		8.68%		0.03%		5.13%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.89	%(c)	0.89%		0.82%		0.76%		0.77%		0.75%

Net expenses after fees waived or expenses reimbursed(d)	0.76	%(c)(e)	0.74	%(e)	0.73	%(e)	0.73	%(e)	0.73	%(e)	0.73	%(e)

Net investment income	1.20	%(c)(e)	1.53	%(e)	2.21	%(e)	3.27	%(e)	4.43	%(e)	4.43	%(e)

Supplemental data

Net assets, end of period (in thousands)	$603,191		$641,835		$263,223		$245,872		$121,914		$76,196

Portfolio turnover	54	%(f)	76	%(f)	83%		91%		58%		58%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 43% for the six months ended September 30, 2012 and 63% for the years ended March 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2012

Columbia Short Term Bond Fund

Financial Highlights (continued)

	Six Months Ended Sept. 30, 2012		Year Ended March 31,
Class B	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$9.95		$9.93		$9.94		$9.47		$9.89		$9.84

Income from investment operations:

Net investment income	0.02		0.07		0.15		0.26		0.35		0.36

Net realized and unrealized gain (loss)	0.06		0.04		0.03		0.47		(0.42)		0.06

Total from investment operations	0.08		0.11		0.18		0.73		(0.07)		0.42

Less distributions to shareholders:

Net investment income	(0.02)		(0.09)		(0.19)		(0.26)		(0.35)		(0.37)

Total distributions to shareholders	(0.02)		(0.09)		(0.19)		(0.26)		(0.35)		(0.37)

Proceeds from regulatory settlements	—		0.00	(a)	—		0.00	(a)	0.00	(a)	—

Net asset value, end of period	$10.01		$9.95		$9.93		$9.94		$9.47		$9.89

Total return	0.83%		1.12%		1.80%		7.77%		(0.72%)		4.35%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	1.63	%(c)	1.65%		1.57%		1.51%		1.52%		1.50%

Net expenses after fees waived or expenses reimbursed(d)	1.50	%(c)(e)	1.49	%(e)	1.48	%(e)	1.48	%(e)	1.48	%(e)	1.48	%(e)

Net investment income	0.47	%(c)(e)	0.75	%(e)	1.47	%(e)	2.62	%(e)	3.69	%(e)	3.69	%(e)

Supplemental data

Net assets, end of period (in thousands)	$13,114		$19,697		$6,100		$9,326		$10,502		$14,035

Portfolio turnover	54	%(f)	76	%(f)	83%		91%		58%		58%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 43% for the six months ended September 30, 2012 and 63% for the years ended March 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	25

Columbia Short Term Bond Fund

Financial Highlights (continued)

	Six Months Ended Sept. 30, 2012		Year Ended March 31,
Class C	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$9.94		$9.93		$9.94		$9.46		$9.88		$9.83

Income from investment operations:

Net investment income	0.04		0.13		0.19		0.29		0.39		0.41

Net realized and unrealized gain (loss)	0.07		0.02		0.03		0.49		(0.42)		0.05

Total from investment operations	0.11		0.15		0.22		0.78		(0.03)		0.46

Less distributions to shareholders:

Net investment income	(0.04)		(0.14)		(0.23)		(0.30)		(0.39)		(0.41)

Total distributions to shareholders	(0.04)		(0.14)		(0.23)		(0.30)		(0.39)		(0.41)

Proceeds from regulatory settlements	—		0.00	(a)	—		0.00	(a)	0.00	(a)	—

Net asset value, end of period	$10.01		$9.94		$9.93		$9.94		$9.46		$9.88

Total return	1.16%		1.48%		2.25%		8.35%		(0.29%)		4.80%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	1.64	%(c)	1.62%		1.57%		1.51%		1.52%		1.50%

Net expenses after fees waived or expenses reimbursed(d)	1.07	%(c)(e)	1.04	%(e)	1.04	%(e)	1.04	%(e)	1.04	%(e)	1.04	%(e)

Net investment income	0.89	%(c)(e)	1.30	%(e)	1.90	%(e)	2.90	%(e)	4.12	%(e)	4.12	%(e)

Supplemental data

Net assets, end of period (in thousands)	$122,541		$129,511		$113,863		$113,038		$35,926		$18,644

Portfolio turnover	54	%(f)	76	%(f)	83%		91%		58%		58%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 43% for the six months ended September 30, 2012 and 63% for the years ended March 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2012

Columbia Short Term Bond Fund

Financial Highlights (continued)

	Six Months Ended Sept. 30, 2012		Year Ended March 31,
Class I	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.93		$9.93		$10.00

Income from investment operations:

Net investment income	0.08		0.18		0.10

Net realized and unrealized gain (loss)	0.07		0.02		(0.03)

Total from investment operations	0.15		0.20		0.07

Less distributions to shareholders:

Net investment income	(0.08)		(0.20)		(0.14)

Total distributions to shareholders	(0.08)		(0.20)		(0.14)

Proceeds from regulatory settlements	—		0.00	(b)	—

Net asset value, end of period	$10.00		$9.93		$9.93

Total return	1.48%		1.99%		0.73%

Ratios to average net assets(c)

Expenses prior to fees waived or expenses reimbursed	0.44	%(d)	0.44%		0.48	%(d)

Net expenses after fees waived or expenses reimbursed(e)	0.44	%(d)	0.44	%(f)	0.46	%(d)(f)

Net investment income	1.53	%(d)	1.80	%(f)	1.99	%(d)(f)

Supplemental data

Net assets, end of period (in thousands)	$2,819		$2,706		$10,679

Portfolio turnover	54	%(g)	76	%(g)	83%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(b)	Rounds to less than $0.01.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 43% for the six months ended September 30, 2012 and 63% for the years ended March 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	27

Columbia Short Term Bond Fund

Financial Highlights (continued)

	Six Months Ended Sept. 30, 2012		Year Ended March 31,
Class R	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.96		$9.94		$10.02

Income from investment operations:

Net investment income	0.05		0.12		0.07

Net realized and unrealized gain (loss)	0.06		0.04		(0.03)

Total from investment operations	0.11		0.16		0.04

Less distributions to shareholders:

Net investment income	(0.05)		(0.14)		(0.12)

Total distributions to shareholders	(0.05)		(0.14)		(0.12)

Proceeds from regulatory settlements	—		0.00	(b)	—

Net asset value, end of period	$10.02		$9.96		$9.94

Total return	1.09%		1.60%		0.37%

Ratios to average net assets(c)

Expenses prior to fees waived or expenses reimbursed	1.14	%(d)	1.15%		1.19	%(d)

Net expenses after fees waived or expenses reimbursed(e)	1.01	%(d)(f)	0.99	%(f)	1.04	%(d)(f)

Net investment income	0.95	%(d)(f)	1.22	%(f)	1.35	%(d)(f)

Supplemental data

Net assets, end of period (in thousands)	$4,463		$3,594		$2

Portfolio turnover	54	%(g)	76	%(g)	83%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(b)	Rounds to less than $0.01.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 43% for the six months ended September 30, 2012 and 63% for the years ended March 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

28	Semiannual Report 2012

Columbia Short Term Bond Fund

Financial Highlights (continued)

	Six Months Ended Sept. 30, 2012		Year Ended March 31,
Class R4	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.93		$9.92		$9.93

Income from investment operations:

Net investment income (loss)	0.06		0.14		(0.03)

Net realized and unrealized gain	0.07		0.04		0.04

Total from investment operations	0.13		0.18		0.01

Less distributions to shareholders:

Net investment income	(0.06)		(0.17)		(0.02)

Total distributions to shareholders	(0.06)		(0.17)		(0.02)

Proceeds from regulatory settlements	—		0.00	(b)	—

Net asset value, end of period	$10.00		$9.93		$9.92

Total return	1.34%		1.83%		0.07%

Ratios to average net assets(c)

Expenses prior to fees waived or expenses reimbursed	0.73	%(d)	0.75%		0.68	%(d)

Net expenses after fees waived or expenses reimbursed(e)	0.72	%(d)	0.75	%(f)	0.66	%(d)(f)

Net investment income (loss)	1.25	%(d)	1.46	%(f)	(4.05	%)(d)(f)

Supplemental data

Net assets, end of period (in thousands)	$4,178		$4,205		$3

Portfolio turnover	54	%(g)	76	%(g)	83%

Notes to Financial Highlights

(a)	For the period from March 07, 2011 (commencement of operations) to March 31, 2011.

(b)	Rounds to less than $0.01.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 43% for the six months ended September 30, 2012 and 63% for the years ended March 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	29

Columbia Short Term Bond Fund

Financial Highlights (continued)

	Six Months Ended Sept. 30, 2012		Year Ended March 31,
Class W	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.96		$9.94		$10.02

Income from investment operations:

Net investment income	0.05		0.15		0.08

Net realized and unrealized gain (loss)	0.07		0.04		(0.03)

Total from investment operations	0.12		0.19		0.05

Less distributions to shareholders:

Net investment income	(0.06)		(0.17)		(0.13)

Total distributions to shareholders	(0.06)		(0.17)		(0.13)

Proceeds from regulatory settlements	—		0.00	(b)	—

Net asset value, end of period	$10.02		$9.96		$9.94

Total return	1.21%		1.89%		0.48%

Ratios to average net assets(c)

Expenses prior to fees waived or expenses reimbursed	0.89	%(d)	0.90%		0.90	%(d)

Net expenses after fees waived or expenses reimbursed(e)	0.81	%(d)(f)	0.74	%(f)	0.77	%(d)(f)

Net investment income	0.99	%(d)(f)	1.53	%(f)	1.67	%(d)(f)

Supplemental data

Net assets, end of period (in thousands)	$16,688		$8		$2

Portfolio turnover	54	%(g)	76	%(g)	83%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(b)	Rounds to less than $0.01.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 43% for the six months ended September 30, 2012 and 63% for the years ended March 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

30	Semiannual Report 2012

Columbia Short Term Bond Fund

Financial Highlights (continued)

	Six Months Ended Sept. 30, 2012		Year Ended March 31,
Class Y	(Unaudited)		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$9.93		$9.92		$9.93		$9.70

Income from investment operations

Net investment income	0.08		0.19		0.25		0.24

Net realized and unrealized gain	0.07		0.02		0.03		0.23

Total from investment operations	0.15		0.21		0.28		0.47

Less distributions to shareholders:

Net investment income	(0.08)		(0.20)		(0.29)		(0.24)

Total distributions to shareholders	(0.08)		(0.20)		(0.29)		(0.24)

Proceeds from regulatory settlements	—		0.00	(b)	—		0.00	(b)

Net asset value, end of period	$10.00		$9.93		$9.92		$9.93

Total return	1.48%		2.11%		2.84%		4.91%

Ratios to average net assets(c)

Expenses prior to fees waived or expenses reimbursed	0.44	%(d)	0.44%		0.47%		0.47	%(d)

Net expenses after fees waived or expenses reimbursed(e)	0.44	%(d)	0.44	%(f)	0.45	%(f)	0.47	%(d)(f)

Net investment income	1.52	%(d)	1.93	%(f)	2.51	%(f)	3.39	%(d)(f)

Supplemental data

Net assets, end of period (in thousands)	$13,000		$13,707		$16,173		$26,110

Portfolio turnover	54	%(g)	76	%(g)	83%		91%

Notes to Financial Highlights

(a)	For the period from July 15, 2009 (commencement of operations) to March 31, 2010.

(b)	Rounds to less than $0.01.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 43% for the six months ended September 30, 2012 and 63% for the years ended March 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	31

Columbia Short Term Bond Fund

Financial Highlights (continued)

	Six Months Ended Sept. 30, 2012		Year Ended March 31,
Class Z	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$9.94		$9.92		$9.93		$9.45		$9.87		$9.82

Income from investment operations:

Net investment income	0.07		0.18		0.24		0.35		0.45		0.46

Net realized and unrealized gain (loss)	0.06		0.03		0.04		0.49		(0.43)		0.06

Total from investment operations	0.13		0.21		0.28		0.84		0.02		0.52

Less distributions to shareholders:

Net investment income	(0.07)		(0.19)		(0.29)		(0.36)		(0.44)		(0.47)

Total distributions to shareholders	(0.07)		(0.19)		(0.29)		(0.36)		(0.44)		(0.47)

Proceeds from regulatory settlements	—		0.00	(a)	—		0.00	(a)	0.00	(a)	—

Net asset value, end of period	$10.00		$9.94		$9.92		$9.93		$9.45		$9.87

Total return	1.34%		2.14%		2.82%		8.97%		0.27%		5.39%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.64	%(c)	0.62%		0.57%		0.51%		0.52%		0.50%

Net expenses after fees waived or expenses reimbursed(d)	0.51	%(c)(e)	0.49	%(e)	0.48	%(e)	0.48	%(e)	0.48	%(e)	0.48	%(e)

Net investment income	1.45	%(c)(e)	1.86	%(e)	2.46	%(e)	3.54	%(e)	4.68	%(e)	4.67	%(e)

Supplemental data

Net assets, end of period (in thousands)	$1,885,746		$2,099,898		$1,936,070		$2,025,199		$1,133,563		$1,092,555

Portfolio turnover	54	%(f)	76	%(f)	83%		91%		58%		58%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 43% for the six months ended September 30, 2012 and 63% for the years ended March 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

32	Semiannual Report 2012

Columbia Short Term Bond Fund

Notes to Financial Statements

September 30, 2012 (Unaudited)

Note 1. Organization

Columbia Short Term Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class W, Class Y and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 1.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges; however, this share class is closed to new investors. Effective October 25, 2012, Class R4 shares were renamed Class K shares.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are only available to certain categories of investors which are subject to minimum initial investment requirements.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity.

Semiannual Report 2012	33

Columbia Short Term Bond Fund

Notes to Financial Statements (continued)

September 30, 2012 (Unaudited)

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains

(losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. Upon entering into futures contracts, the Fund bears

34	Semiannual Report 2012

Columbia Short Term Bond Fund

Notes to Financial Statements (continued)

September 30, 2012 (Unaudited)

risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at September 30, 2012:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate contracts	Net assets — unrealized appreciation on futures contracts	103,757	*

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($	)
Interest rate contracts	Net assets — unrealized depreciation on futures contracts	1,147,347	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the six months ended September 30, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate contracts	(1,714,648)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate contracts	(1,792,726)

The following table is a summary of the volume of derivative instruments for the six months ended September 30, 2012:

Derivative Instrument	Contracts Opened
Futures contracts	7,519

Delayed Delivery Securities and Forward Sale Commitments

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and

Semiannual Report 2012	35

Columbia Short Term Bond Fund

Notes to Financial Statements (continued)

September 30, 2012 (Unaudited)

simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies within its Portfolio of Investments cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. This treatment may exaggerate the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund’s right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager’s ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The Fund will not incur any registration costs upon such resale.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statement of Operations.

Stripped Securities

The Fund may invest in Interest Only (IO) and Principal Only (PO) stripped mortgage-backed securities. These securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an IO security, therefore the daily interest accrual factor is adjusted each month to reflect the paydown of principal. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

36	Semiannual Report 2012

Columbia Short Term Bond Fund

Notes to Financial Statements (continued)

September 30, 2012 (Unaudited)

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.36% to 0.24% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended September 30, 2012 was 0.35% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended September 30, 2012 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

For the six months ended September 30, 2012, other expenses paid to this company were $4,719.

Semiannual Report 2012	37

Columbia Short Term Bond Fund

Notes to Financial Statements (continued)

September 30, 2012 (Unaudited)

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R4 shares are subject to an annual limitation of not more than 0.05%.

For the six months ended September 30, 2012, the Fund’s effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R	0.20
Class R4	0.03

Class W	0.20
Class Y	0.00
Class Z	0.19

In connection with the acquisition of RiverSource Short Term Duration U.S. Government Fund (see Note 10), the fund assumed the assets and obligations of RiverSource Short Term Duration U.S. Government Fund, which together with certain other associated investment companies (together, the Guarantors), have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At September 30, 2012, the Fund’s total potential future obligation over the life of the Guaranty is $68,305. The liability remaining at September 30, 2012 for non-recurring charges associated with the lease amounted to $34,606 and is included within other accrued expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2012, these minimum account balance fees reduced total expenses by $3,562.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum

38	Semiannual Report 2012

Columbia Short Term Bond Fund

Notes to Financial Statements (continued)

September 30, 2012 (Unaudited)

annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also required the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class R shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares, respectively.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so it does not exceed 0.31% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $73,037 for Class A, $1,793 for Class B and $7,338 for Class C shares for the six months ended September 30, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective August 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.81%
Class B	1.56
Class C	1.56
Class I	0.42
Class R	1.06
Class R4	0.72
Class W	0.81
Class Y	0.42
Class Z	0.56

Prior to August 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.74%
Class B	1.49
Class C	1.49
Class I	0.45
Class R	0.99
Class R4	0.75
Class W	0.74
Class Y	0.49
Class Z	0.49

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At September 30, 2012, the cost of investments for federal income tax purposes was approximately $2,694,283,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$42,238,000
Unrealized depreciation	(2,919,000)
Net unrealized appreciation	$39,319,000

Semiannual Report 2012	39

Columbia Short Term Bond Fund

Notes to Financial Statements (continued)

September 30, 2012 (Unaudited)

The following capital loss carryforward, determined as of March 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2013	22,442,089
2014	21,362,256
2015	12,691,619
2016	4,489,585
2017	18,644,660
Total	79,630,209

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,477,164,735 and $1,726,793,393, respectively, for the six months ended September 30, 2012, of which $674,162,060 and $715,527,715, respectively, were U.S. government securities.

Note 6. Regulatory Settlements

During the year ended March 31, 2012, the Fund received $4,573 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund’s portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The payments have been included in “Proceeds from regulatory settlements” in the Statement of Changes in Net Assets.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At September 30, 2012, one unaffiliated shareholder account owned 53.8% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A., whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended September 30, 2012.

Note 10. Fund Merger

At the close of business on June 3, 2011, the Fund acquired the assets and assumed the identified liabilities of RiverSource Short Duration U.S. Government Fund, a series of RiverSource Government Income Series, Inc. The reorganization was completed after shareholders of RiverSource Short Duration U.S. Government Fund approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $2,387,447,405 and the combined net assets immediately after the acquisition were $2,949,575,338.

The merger was accomplished by a tax-free exchange of 117,478,834 shares of RiverSource Short Duration U.S. Government Fund valued at $562,127,933 (including $8,317,724 of unrealized appreciation).

In exchange for RiverSource Short Duration U.S. Government Fund shares, the Fund issued the following number of shares:

Shares
Class A	42,517,537
Class B	3,306,318

40	Semiannual Report 2012

Columbia Short Term Bond Fund

Notes to Financial Statements (continued)

September 30, 2012 (Unaudited)

Shares
Class C	2,595,555
Class I	7,022,434
Class R	351,665
Class R4	449,742
Class W	503

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, RiverSource Short Duration U.S. Government Fund’s cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of RiverSource Short Duration U.S. Government Fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on April 1, 2011 the Fund’s pro-forma net investment income, net gain on investments, net change in unrealized appreciation and net increase in net assets from operations for the year ended March 31, 2012 would have been approximately $50.2 million, $1.1 million, $4.8 million and $56.1 million, respectively.

Note 11. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market’s assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates

Semiannual Report 2012	41

Columbia Short Term Bond Fund

Notes to Financial Statements (continued)

September 30, 2012 (Unaudited)

have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

42	Semiannual Report 2012

Columbia Short Term Bond Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Short Term Bond Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund’s expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds’ operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain key portfolio management personnel. In that connection, the Independent Trustees took into account their meetings with Columbia Management’s Chief Investment Officer (the CIO) and considered the CIO’s successful execution of additional risk and portfolio management oversight applied to the Funds. The Independent Trustees also assessed Columbia Management’s significant investment in upgrading technology (such as an equity trading system) and considered management’s commitments to enhance existing resources in this area.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance

Semiannual Report 2012	43

Columbia Short Term Bond Fund

Approval of Investment Management Services Agreement (continued)

of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability. Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

44	Semiannual Report 2012

Columbia Short Term Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012	45

Columbia Short Term Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1375 D (11/12)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	November 21, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	November 21, 2012